Business Segment Data (Quarter) (Detail) - Schedule of Revenue by Major Customers by Reporting Segments (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,926,000	$ 7,117,000	$ 18,398,000	$ 17,124,000	$ 23,849,000	$ 24,307,000
Operating Income (Loss)	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Income (loss) from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax expense	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Income (loss) from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
Digital Display Sales [Member]
Revenues	4,250,000	5,185,000	13,101,000	11,152,000
Operating Income (Loss)	(67,000)	(1,004,000)	(1,577,000)	(2,402,000)
Digital Display Lease and Maintenance [Member]
Revenues	1,671,000	1,908,000	5,261,000	5,903,000
Operating Income (Loss)	88,000	(39,000)	456,000	238,000
Real Estate Rentals [Member]
Revenues	5,000	24,000	36,000	69,000
Operating Income (Loss)	(14,000)	(42,000)	(40,000)	(36,000)
General Corporate [Member]
Operating Income (Loss)	$ (1,063,000)	$ (418,000)	$ (2,575,000)	$ (1,866,000)